December 3, 2018

VIA EDGAR

Office of Filings and Information Services

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Old Westbury Funds, Inc. (the “Company”)
(File Nos. 033-66528 and 811-07912)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby certify on behalf of the Company, that: (i) the form of the Statement of Additional Information that the Company would have filed pursuant to Rule 497(c) under the 1933 Act does not differ from the Statement of Additional Information contained in Post-Effective Amendment No. 73, which was filed on November 28, 2018, and (ii) the text of Post-Effective Amendment No. 73 was filed electronically on November 28, 2018.

Please do not hesitate to contact Jonathan Gaines of Dechert LLP at (212) 641-5600 if you have any questions regarding this certification.

Sincerely,

/s/ Lisa M. King

Lisa M. King

Secretary
Old Westbury Funds, Inc.
c/o BNY Mellon Investment Servicing (US) Inc.
760 Moore Road
King of Prussia, PA 19406

cc:	Yvette Garcia, Esq.
Nicola Knight, Esq. Jonathan Gaines, Esq.